Related undertakings (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of wholly owned subsidiaries	Unless otherwise stated the undertakings
below are wholly owned and included in the
consolidation and the share capital held by
the Group comprises ordinary and/or
common shares, which are held by
subsidiaries of Barclays PLC. Unless
otherwise stated, the Group holds 100%
of the nominal value of each share class.

Notes
A	Directly held by Barclays PLC
B	Partnership Interest
C	Membership Interest
D	Guarantor
E	Preference Shares
F	A Preference Shares
G	B Preference Shares
H	Ordinary/Common Shares in addition to other shares
I	A Ordinary Shares
J	B Ordinary Shares
K	C Ordinary Shares
L	F Ordinary Shares
M	First Preference Shares, Second Preference shares
N	Registered Address not in country of incorporation
O	Core Shares, Insurance (Classified) Shares
P	Class B, C, D (100%), E, F, G, H, I (94.36%), J (95.32%) and K (100%)
Q	Non-Redeemable Ordinary Shares

Notes
R	Class A, B and D Shares
S	Class A and Class B Shares
T	PEF Carry Shares
U	Not Consolidated (see Note 33 Principal Subsidiaries)
V	USD Linked Ordinary Shares
W	Redeemable Class B Shares
X	Capital Contribution Shares
Y	Class A Redeemable Preference Shares
Z	Class B Redeemable Preference Shares
AA	First Class Common Shares, Second Class Common Shares
BB	Tracker 1 GBP, USD, Euro Shares; Tracker 2 USD Shares, Tracker 3 USD Shares
CC	Non-Voting Redeemable Preference Shares

Wholly owned subsidiaries	Note
United Kingdom
1 Churchill Place, London, E14 5HP
Aequor Investments Limited
Alynore Investments Limited Partnership	B
Ardencroft Investments Limited
B D & B Investments Limited
B.P.B. (Holdings) Limited
Barclay Leasing Limited
Barclays Aldersgate Investments Limited
Barclays Asset Management Limited
Barclays Bank PLC	A, E, H
Barclays Bank UK PLC	A
Barclays Capital Asia Holdings Limited
Barclays Capital Nominees (No.2) Limited
Barclays Capital Nominees (No.3) Limited
Barclays Capital Nominees Limited
Barclays Capital Securities Client Nominee Limited
Barclays Capital Securities Limited	E, H
Barclays CCP Funding LLP	B
Barclays Converted Investments (No.2) Limited
Barclays Direct Investing Nominees Limited
Barclays Directors Limited
Barclays Equity Holdings Limited
Barclays Execution Services Limited	A
Barclays Executive Schemes Trustees Limited
Barclays Financial Planning Nominee Company Limited
Barclays Funds Investments Limited
Barclays Group Holdings Limited
Barclays Industrial Development Limited
Barclays Industrial Investments Limited
Barclays Insurance Services Company Limited
Barclays International Holdings Limited
Barclays Investment Management Limited
Barclays Investment Solutions Limited
Barclays Leasing (No.9) Limited
Barclays Long Island Limited
Barclays Nominees (George Yard) Limited	U
Barclays OCIO Services Limited
Barclays Pension Funds Trustees Limited
Barclays Principal Investments Limited	A, I, J
Barclays Private Bank

Wholly owned subsidiaries	Note
Barclays SAMS Limited
Barclays Security Trustee Limited	A
Barclays Services (Japan) Limited
Barclays Shea Limited
Barclays Term Funding Limited Liability Partnership	B
Barclays UK Investments Limited
Barclays Unquoted Investments Limited
Barclays Unquoted Property Investments Limited
Barclays Wealth Nominees Limited
Barclayshare Nominees Limited
Barcosec Limited
Barsec Nominees Limited
BB Client Nominees Limited
BMI (No.9) Limited
BNRI ENG 2014 Limited Partnership	B
BNRI ENG GP LLP	B
BNRI England 2010 Limited Partnership	B
BNRI England 2012 Limited Partnership	B
Carnegie Holdings Limited	H, I, J
Chapelcrest Investments Limited
Clydesdale Financial Services Limited
Cornwall Home Loans Limited
CPIA England 2009 Limited Partnership	B
CPIA England No.2 Limited Partnership	B
Dorset Home Loans Limited
Durlacher Nominees Limited
Eagle Financial and Leasing Services (UK) Limited
Finpart Nominees Limited
FIRSTPLUS Financial Group Limited
Foltus Investments Limited
Global Dynasty Natural Resource Private Equity Limited Partnership	B
Globe Nominees Limited
Hawkins Funding Limited
Heraldglen Limited	H, M
Isle of Wight Home Loans Limited
J.V. Estates Limited
Kirsche Investments Limited
Leonis Investments LLP	B
Long Island Assets Limited
Maloney Investments Limited
Menlo Investments Limited
Mercantile Credit Company Limited
Mercantile Leasing Company (No.132) Limited
MK Opportunities LP	B
Naxos Investments Limited
North Colonnade Investments Limited
Northwharf Investments Limited
Northwharf Nominees Limited
Oak Pension Asset Management Limited	U
Radbroke Mortgages UK Limited
Real Estate Participation Management Limited
Real Estate Participation Services Limited
Relative Value Investments UK Limited Liability Partnership	B
Relative Value Trading Limited
Roder Investments No. 1 Limited	H, BB
Roder Investments No. 2 Limited	H, BB
RVT CLO Investments LLP	B
Surety Trust Limited

Wholly owned subsidiaries	Note
Sustainable Impact Capital Limited
Swan Lane Investments Limited
US Real Estate Holdings No.1 Limited
US Real Estate Holdings No.2 Limited
US Real Estate Holdings No.3 Limited
US Real Estate Holdings No.4 Limited
US Real Estate Holdings No.5 Limited
US Real Estate Holdings No.6 Limited
Water Street Investments Limited	U
Wedd Jefferson (Nominees) Limited
Westferry Investments Limited
Woolwich Homes Limited
Woolwich Qualifying Employee Share Ownership Trustee Limited
Zeban Nominees Limited

C/O Teneo Financial Advisory Limited, 3rd Floor, The Colmore Building, 20 Colmore Circus Queensway, Birmingham, West Midlands, B4 6AT
Barclays Capital Finance Limited (In Liquidation)
Barclays Capital Japan Securities Holdings Limited (In Liquidation)
Barclays Global Shareplans Nominee Limited (In Liquidation)
Barclays Nominees (Branches) Limited (In Liquidation)
Barclays Singapore Global Shareplans Nominee Limited (In Liquidation)
Cobalt Investments Limited (In Liquidation)
DMW Realty Limited (In Liquidation)
Solution Personal Finance Limited (In Liquidation)

Ascot House, Maidenhead Office Park, Maidenhead, SL6 3QQ
Kensington Mortgage Company Limited
Kensington Mortgage Services Limited

1-4, Clyde Place Lane, Glasgow, G5 8DP
R.C. Greig Nominees Limited

50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ
BNRI PIA Scot GP Limited
BNRI Scots GP, LLP	B
Pecan Aggregator LP	B, U

Logic House, Waterfront Business Park, Park, Fleet Road, Fleet, GU51 3SB
The Logic Group Enterprises Limited
The Logic Group Holdings Limited	I

9, allée Scheffer, L-2520, Luxembourg
Barclays Claudas Investments Partnership	B, N
Barclays Pelleas Investments Limited Partnership	B, N
Barclays Blossom Finance Limited Partnership	B, N

Wholly owned subsidiaries	Note
Argentina
855 Leandro N.Alem Avenue, 8th Floor, Buenos Aires
Compañía Sudamerica S.A.

Marval, O’Farrell & Mairal, Av. Leandro N. Alem 882, Buenos Aires, C1001AAQ
Compañia Regional del Sur S.A.

Brazil
Av. Brigadeiro Faria Lima, No.4.440, 12th Floor, Bairro Itaim Bibi, Sao Paulo, CEP, 04538-132
Barclays Brasil Assessoria Financeira Ltda
BNC Brazil Consultoria Empresarial Ltda

Canada
333 Bay Street, Suite 4910, Toronto ON M5H 2R2
Barclays Capital Canada Inc.

Stikeman Elliot LLP, 199 Bay Street, 5300 Commerce Court West, Toronto ON M5L 1B9
Barclays Corporation Limited

1 Churchill Place, London, E14 5HP
CPIA Canada Holdings	B, N

Cayman Islands
PO Box 309, Ugland House, George Town, Grand Cayman, KY1-1104
Alymere Investments Limited	F, G, H
Analytical Trade UK Limited
Barclays Capital (Cayman) Limited
Barclays Securities Financing Limited	F, G ,H
Barclays US Holdings Limited	E, I
Braven Investments No.1 Limited
Calthorpe Investments Limited
Capton Investments Limited
Claudas Investments Limited	H, Y, Z
Claudas Investments Two Limited
CPIA Investments No.2 Limited
Gallen Investments Limited
Hurley Investments No.1 Limited (In Liquidation)
Mintaka Investments No. 4 Limited
Palomino Limited	U
Pelleas Investments Limited
Pippin Island Investments Limited
Razzoli Investments Limited	E, H
RVH Limited	E, H
Wessex Investments Limited (In Liquidation)
Hornbeam Limited	U

Walkers Corporate Limited, Cayman Corporate Centre, 27 Hospital Road, George Town, KY1- 9008
Long Island Holding B Limited (In Liquidation)

Wholly owned subsidiaries	Note
France
34-36 avenue de Friedland, 75008, Paris
Barclays ADF

Germany
Stuttgarter Straße 55-57, 73033 Göppingen
Holding Stuttgarter Straße GmbH (In Liquidation)

Guernsey
P.O. Box 33, Dorey Court, Admiral Park, St. Peter Port, GY1 4AT
Barclays Insurance Guernsey PCC Limited	O
Barclays UKRF No.1 IC Limited	U
Barclays UKRF ICC Limited	U
Barclays UKRF No.2 IC Ltd	U

Hong Kong
42nd floor Citibank Tower, Citibank Plaza, 3 Garden Road
Barclays Bank (Hong Kong Nominees) Limited (In Liquidation)
Barclays Capital Asia Nominees Limited (In Liquidation)

Level 41, Cheung Kong Center, 2 Queen's Road, Central
Barclays Capital Asia Limited

India
208 Ceejay House, Shivsagar Estate, Dr A Beasant Road, Worli, Mumbai, 400 018
Barclays Securities (India) Private Limited
Barclays Wealth Trustees (India) Private Limited

5th to 12th Floor (Part), Building G2, Gera Commerzone SEZ, Survey No.65, Kharadi, Pune, 411014
Barclays Global Service Centre Private Limited

Nirlon Knowledge Park, Level 9, Block B-6, Off Western Express Highway, Goregaon (East), Mumbai, 400063
Barclays Investments & Loans (India) Private Limited	E, H

Ireland
One Molesworth Street, Dublin 2, D02RF29
Barclaycard International Payments Limited
Barclays Bank Ireland Public Limited Company
Barclays Europe Client Nominees Designated Activity Company
Barclays Europe Firm Nominees Designated Activity Company
Barclays Europe Nominees Designated Activity Company

25-28 North Wall Quay, Dublin1, D01H104
Erimon Home Loans Ireland Limited

70 Sir John Rogerson’s Quay, Dublin 2
Barclays Finance Ireland Limited

Wholly owned subsidiaries	Note
Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808
Barclays Ireland Investments LP	B, N

Isle of Man
Eagle Court, Circular Road, Douglas, IM1 1AD
Barclays Nominees (Manx) Limited	I, J
Barclays Private Clients International Limited

2nd Floor, St Georges Court, Upper Church Street, Douglas, IM1 1EE
Barclays Holdings (Isle of Man) Limited (In Liquidation)

Japan
10-1, Roppongi 6-chome, Minato-ku, Tokyo
Barclays Funds and Advisory Japan Limited
Barclays Securities Japan Limited	F, H
Barclays Wealth Services Limited

Jersey
Gaspé House, 66-72 Esplanade, St. Helier, JE1 1GH
Barclays Services Jersey Limited

5 Espalanade, St Helier, JE2 3QA
Barclays Wealth Management Jersey Limited

13 Library Place, St Helier, JE4 8NE
Barclays Nominees (Jersey) Limited
Barclaytrust Channel Islands Limited

Estera Trust (Jersey) Limited, 13-14 Esplanade, St Helier, JE1 1EE, Jersey
MK Opportunities GP Ltd

Luxembourg
9, allée Scheffer, L-2520
Barclays Bedivere Investments S.à r.l.
Barclays Cantal Investments S.à r.l.
Barclays Capital Luxembourg S.à r.l.
Barclays Capital Trading Luxembourg S.à r.l.
Barclays Claudas Investments S.à r.l.
Barclays Equity Index Investments S.à r.l.
Barclays International Luxembourg Dollar Holdings S.à r.l.
Barclays Luxembourg EUR Holdings S.à r.l	Q
Barclays Luxembourg GBP Holdings S.à r.l.	Q
Barclays Luxembourg Global Funding S.à r.l.
Barclays Luxembourg Holdings S.à r.l.	H, V
Barclays Luxembourg Holdings SSC	B
BNRI Limehouse No.1 S.à r.l.	P

68-70 Boulevard de la Petrusse, L-2320
Adler Toy Holding Sarl

10 rue du Cha'teau d'Eau, Leudelange, Grand Duchy of Luxembourg L-3364
BPM Management GP SARL

Mauritius

Wholly owned subsidiaries	Note
C/O Rogers Capital Corporate Services Limited, 3rd Floor, Rogers House, No.5 President John Kennedy Street, Port Louis
Barclays Capital Mauritius Limited (In Liquidation)
Barclays Capital Securities Mauritius Limited

Fifth Floor Ebene Esplanade, 24 Bank Street, Cybercity 72201 Ebene
Barclays Mauritius Overseas Holdings Limited

Mexico
Paseo de la Reforma 505, 41 Floor, Torre Mayor, Col. Cuauhtemoc, CP 06500
Barclays Bank Mexico, S.A.	J, L
Barclays Capital Casa de Bolsa, S.A. de C.V.	J, L
Grupo Financiero Barclays Mexico, S.A. de C.V.	J, L
Servicios Barclays, S.A. de C.V. (In Liquidation)

Monaco
31 Avenue de la Costa, Monte Carlo BP 339
Barclays Private Asset Management (Monaco) S.A.M

Saudi Arabia
3rd Floor Al Dahna Center, 114 Al-Ahsa Street, PO Box 1454, Riyadh 11431
Barclays Saudi Arabia (In Liquidation)

Singapore
10 Marina Boulevard, #25-01 Marina Bay Financial Centre, Tower 2, 018983
Barclays Merchant Bank (Singapore) Ltd.

Spain
Calle Jose, Abascal 51, 28003, Madrid
Barclays Tenedora De Inmuebles SL.
BVP Galvani Global, S.A.U.

Switzerland
Chemin de Grange Canal 18-20, PO Box 3941, 1211, Geneva
Barclays Bank (Suisse) SA
Barclays Switzerland Services SA
BPB Holdings SA

Taiwan
19F-1, No. 7, Xinyi Road, Sec. 5, Taipei,A322, Taiwan
Barclays Securities Taiwan Limited

United States
Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808
Analytical Trade Holdings LLC
Barclays Asset Backed Depositor LLC	C
Barclays Bank Delaware
Barclays Capital Derivatives Funding LLC	C
Barclays Capital Energy Inc.

Wholly owned subsidiaries	Note
Barclays Capital Equities Trading GP	B
Barclays Capital Holdings Inc.	F, G, H
Barclays Capital Real Estate Finance Inc.
Barclays Capital Real Estate Holdings Inc.
Barclays Capital Real Estate Inc.
Barclays Commercial Mortgage Securities LLC	C
Barclays Dryrock Funding LLC	C
Barclays Financial LLC	C
Barclays Group US Inc.
Barclays Oversight Management Inc.
Barclays Receivables LLC	C
Barclays Services Corporation
Barclays Services LLC	C
Barclays US CCP Funding LLC	C
Barclays US Investments Inc.
Barclays US LLC
BCAP LLC	C
Gracechurch Services Corporation
Lagalla Investments LLC
Long Island Holding A LLC	C
Marbury Holdings LLC
Preferred Liquidity, LLC	I
Procella Investments No.2 LLC	C
Procella Investments No.3 LLC	C
Relative Value Holdings, LLC
Surrey Funding Corporation
Sussex Purchasing Corporation
Sutton Funding LLC	C
US Secured Investments LLC	X
Verain Investments LLC
Wilmington Riverfront LLC	C

100 Bank Street, Suite 630, Burlington, Vermont 05401
Barclays Insurance U.S. Inc.

Corporation Service Company, 80 State Street, Albany, NY, 12207-2543
Barclays Equity Holdings Inc.

Corporation Service Company. Goodwin Square, 225 Asylum Street, 20th Floor Hartford CT 06103
Barclays Capital Inc.

Corporation Service Company, 2626, Glenwood Ave, Suite 550, Raleigh, NC, 27608
Barclays US GPF Inc.
Equifirst Corporation (In Liquidation, Dissolved with State of North Carolina)

125 S West Street, Wilmington, DE 19801
Curve Investments GP	B
Barclays Dryrock Issuance Trust

Disclosure of other related undertakings	Other Related Undertakings
Unless otherwise stated, the undertakings
below are included in the consolidation and
the share capital held by the Group
comprises ordinary and/or common
shares,  which are held by subsidiaries of
Barclays PLC. The percentage of the
nominal value of each share class held by
the Group  is provided below.

Other Related Undertakings	%	Note
United Kingdom
1 Churchill Place, London, E14 5HP
Barclaycard Funding PLC	100.00	I

PSA Credit Company Limited (In Liquidation)	100.00	I
	100.00	K

Barclays Covered Bonds Limited Liability Partnership	50.00	B
Barclays Secured Funding (LM) Limited	20.00

St Helen’s, 1 Undershaft, London, EC3P 3DQ
Igloo Regeneration (General Partner) Limited	25.00	K, U

3-5 London Road, Rainham, Kent, ME8 7RG
Trade Ideas Limited	20.00	U

50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ
Equistone Founder Partner II L.P.	20.00	B, U
Equistone Founder Partner III L.P.	20.00	B, U

Enigma, Wavendon Business Park Milton Keynes, MK178LX
Intelligent Processing Solutions Limited	19.50	U

C/O Azets Holdings Limited 5th Floor, 98 King Street, Manchester, M2 4WU
Full House Holdings Limited (In Liquidation)	67.42	I, U

13-15 York Buildings, London, WC2N 6JU
BGF Group PLC	24.62	I, U

Unit 9 Westbrook Court, Sharrowvale Road, Sheffield, S11 8YZ
Palms Row Healthcare Holdings Limited	99.00	U, CC

5th Floor, 44 Great Marlborough Street,London,W1F 7JL
AVFI TIDE I LP	37.60	B, U

41 Luke Street, London, EC2A 4DP
Fintech for International Development Limited (In Liquidation)	26.37	I, U
	100.00	J

Other Related Undertakings	%	Note
3rd Floor, 25 Soho Square,London,W1D 3QR,
Female Innovators Lab LP	61.00	B

1 America Square, Crosswall, London, EC3N 2SG
BMC (UK) Ltd	47.30	E, I, U

C/O Cooley (Uk) Llp, 22 Bishopsgate, London, EC2N 4BQ
Barclays Black Formation Investments I LP	100.00	B
Barclays Black Formation Investments II LP	100.00	B

1-4 Clyde Place, Glasgow, G5 8DP
Buchanan Wharf (Glasgow) Management Limited	78.00	D

Belgium
Klipperstraat 15 2030 Antwerp
Euphony Benelux NV (In Liquidation)	20.00	U

Cayman Islands
Maples Corporate Services Limited, PO Box 309GT, Ugland House, South Church Street, Grand Cayman, KY1-1104
Cupric Canyon Capital GP Limited	50.00	U
Cupric Canyon Capital LP	42.17	I, U
Newman Holdings Limited (In Liquidation)	80.60	I, U
Southern Peaks Mining LP	54.40	B, U
SPM GP Limited	90.00	U

Korea, Republic of
18th Floor, Daishin Finance Centre, 343, Samil-daero, Jung-go, Seoul
Woori BC Pegasus Securitization Specialty Co. Ltd	70.00	AA

Luxembourg
9, allee Scheffer, L-2520
Barclays Alzin Investments S.à r.l.	100.00	R
Barclays Bordang Investments S.à r.l.	100.00	S
Barclays Lamorak Investments S.à r.l.	100.00	F,Q
Preferred Funding S.à r.l.	100.00	W
Preferred Investments S.à r.l.	100.00	H, W

Malta
RS2 Buildings, Fort Road, Mosta MST 1859
RS2 Software PLC	18.14	U

Netherlands
Alexanderstraat 18, The Hague, 2514 JM, Zuid-Holland
Tulip Oil Holding BV	34.50	I, U
	23.00	K

Other Related Undertakings	%	Note

Sweden
c/o ForeningsSparbanken AB 105 34 Stockholm
EnterCard Group AB	100.00	J, U

United States
Corporation Services Company, 251 Little Falls, Drive Wilmington, DE 19808
DG Solar Lessee, LLC	75.00	C, U

Corporation Trust Company, Corporation Trust Centre, 1209 Orange Street, Wilmington DE 19801
DG Solar Lessee II, LLC	75.00	C, U
VS BC Solar Lessee I LLC	50.00	C, U

1415 Louisiana Street, Suite 1600, TX 77002-0000
Sabine Oil & Gas Holdings, Inc.(In Liquidation)	22.12	U

Disclosure of joint ventures	Joint Ventures
The related undertaking below is dealt with
as a Joint Venture  in accordance with s.
18, Schedule 4, The Large and Medium-
sized Companies and Groups (Accounts
and Reports) Regulations 2008 and is
proportionally consolidated. The
proportion of the capital of the related
undertaking held by the Group is stated
below.

Joint Venture	%	Note
United Kingdom
Vaultex UK Limited	50.00